Note 29 - Share-based Payments - Components of Share-based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Share-based payments related to employees & directors	$ 15,345	$ 22,480	$ 17,781
Share-based payments related to advisor(i)	0	107	(11,608)
Other share-based payment expenses	628	0	0
Total Share-based payments	$ 15,973	$ 22,587	$ 6,173